Discontinued Operations (Details) - Schedule of discontinued operations revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenue	¥ 106,629	¥ 93,922	¥ 72,461
Cost of revenues	(108,222)	(89,821)	(89,464)
Gross profit	(1,593)	4,101	(17,003)
Operating expenses and income
Selling and marketing expenses	(737)	(1,107)	(799)
General and administrative expenses	(13,193)	(7,819)	(7,492)
Government grants	4,467	4,708
Loss from operations	(11,056)	(117)	(25,294)
Other income (expenses):
Others, net	45	8	2,975
Loss from discontinued operations before income tax	(11,011)	(109)	(22,319)
Income tax expenses	986
Loss from discontinued operation before non-controlling interest	(10,025)	(109)	(22,319)
Less: Net loss attributable to non-controlling interests
LOSS FROM DISCONTINUED OPERATIONS	¥ (10,025)	¥ (109)	¥ (22,319)